Shareholders’ Equity (Details) - $ / shares		1 Months Ended		3 Months Ended	5 Months Ended
	Sep. 03, 2020	Sep. 29, 2020	Sep. 18, 2020	Mar. 31, 2021	Dec. 31, 2020	Aug. 03, 2020	Jul. 28, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized				175,100,000	175,100,000			170,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares issued				6,996,135	6,361,952			4,400,247
Ordinary shares, shares outstanding				6,996,135	6,361,952			4,400,247
Convertible preferred stock, shares authorized (in shares)				129,572,982	129,572,982			129,572,982
Convertible preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
ArcLight
Shareholders' Equity (Details) [Line Items]
Option term					185 days
Conversion basis percentage					20.00%
Convertible preferred stock, shares authorized (in shares)				5,000,000	5,000,000
Convertible preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Subject to possible redemption (in shares)				13,658,271	21,359,616
Conversion terms, threshold percentage of stock price trigger				20.00%
Over-Allotment Option | ArcLight
Shareholders' Equity (Details) [Line Items]
Ordinary shares subject to forfeiture		250,000
Option term		45 days
Sponsor | ArcLight
Shareholders' Equity (Details) [Line Items]
Number of founder shares forfeited			250,000
ArnoHarrisMember | ArcLight
Shareholders' Equity (Details) [Line Items]
Number of founder shares	35,000
Founder Shares | ArcLight
Shareholders' Equity (Details) [Line Items]
Transferred shares	35,000
Common Class A | ArcLight
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized				500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				14,091,729	6,390,384
Ordinary shares, shares outstanding				14,091,729	6,390,384
Ordinary shares subject to possible redemption				13,658,271	21,359,616
Common stock, description				Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued				27,500,000
Common stock, shares outstanding				27,500,000
Additional units, shares issued (in Shares)					6,390,384		0
Common Class A | Holder | ArcLight
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued					27,750,000
Common Class B | ArcLight
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized				50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				6,937,500	6,937,500	8,625,000
Ordinary shares, shares outstanding			7,187,500	6,937,500	6,937,500
Consideration shares			1,437,500
Ordinary shares subject to forfeiture			937,500
Issued and outstanding ordinary shares percentage			20.00%
Additional units, shares issued (in Shares)					6,937,500		0
Common Class B | Founder Shares | ArcLight
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares outstanding			7,187,500
Common Class B | Sponsor | ArcLight
Shareholders' Equity (Details) [Line Items]
Additional units, shares issued (in Shares)						8,625,000
Description of public warrant			the Sponsor irrevocably surrendered to the Company for cancellation and for nil consideration 1,437,500 Class B ordinary shares, resulting in 7,187,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 7,187,500 shares outstanding, up to 937,500 Class B ordinary shares are subject to forfeiture to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering.